Related Party Balances and Transactions (Details Narrative)		6 Months Ended
	Jul. 13, 2021 USD ($) integer	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Due to Related Parties, Current		$ 981,127		$ 903,467
Rent Income		0	$ 41,703
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Due to Related Parties, Current		833,555		756,965
It represents information about related parties | Represents the information pertaining to advances to parent
Due to Related Parties, Current		$ 147,572		$ 146,502
Represents the information pertaining to Zhejiang Nongmi Food Co., Ltd. ("Nongmi Food"). | Tantech Bamboo [Member]
Monthly rent expense	$ 2,200
Production facilities square meters | integer	1,180
Rent Income			12,183
Represents the information pertaining to Zhejiang Nongmi Biotechnology Co., Ltd. ("Nongmi Biotechnology") . | Tantech Bamboo [Member]
Monthly rent expense	$ 5,500
Production facilities square meters | integer	1,914
Rent Income			$ 29,520